Restructuring costs	12 Months Ended
Dec. 31, 2023
Restructuring provision [abstract]
Restructuring costs	9. Restructuring costs
Restructuring costs of R515 million (2022: R363 million, 2021: R107 million) were incurred in 2023 and included voluntary separation packages.
The restructuring costs mainly related to the SA gold operations and the SA PGM operations, which amounted to R113 million (2022:
R330 million, 2021: R69 million) and R351 million (2022: R26 million, 2021: R27 million), respectively.